LEASES - Schedule of Supplemental Cash Flow Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from finance leases	$ 968	$ 0	$ 0
Operating cash flows from operating leases	43,735	29,397	22,308
Financing cash flows from finance leases	6,332	2,844	$ 990
Right-of-use assets obtained in exchange for finance lease liabilities	5,452	9,892
Right-of-use assets obtained in exchange for operating lease liabilities	$ 40,584	$ 20,978